Acquisition - Summary Of Pro Forma Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Combination Increase Decrease To Reflect Liabilities Acquired At Fair Value [Abstract]
Oil and natural gas sales	$ 13,071	$ 20,638	$ 13,936
Net loss	$ (40,018)	$ (71,131)	$ (56,065)